THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account H
American Legacy® Design, American Legacy® Series, American Legacy® Advisory
American Legacy® Fusion, American Legacy® Signature
American Legacy® Target Date Income B Share, American Legacy® Target Date Income Advisory

Lincoln Life Variable Annuity Account N
ChoicePlus AssuranceSM Series, ChoicePlus AssuranceSM Prime
ChoicePlusSM Design, ChoicePlusSM Signature
ChoicePlusSM Fusion, ChoicePlusSM Advisory

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® Design, American Legacy® Series, American Legacy® Advisory
American Legacy® Fusion, American Legacy® Signature
American Legacy® Target Date Income B Share, American Legacy® Target Date Income Advisory

Lincoln New York Account N for Variable Annuities
ChoicePlus AssuranceSM Series, ChoicePlus AssuranceSM Prime
ChoicePlusSM Design, ChoicePlusSM Signature
ChoicePlusSM Fusion, ChoicePlusSM Advisory

Supplement dated September 1, 2021 to the Initial Summary Prospectus dated May 1, 2021

This supplement to the prospectus for your individual variable annuity contract discusses a change to the maximum purchase payments limits under the contract. All other provisions in your prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.

Buying The Contract – Purchase Payments – Investing in the Contract: Beginning September 1, 2021, Purchase Payments totaling $2 million or more are subject to Home/Servicing Office approval.

Please keep this supplement for future reference.